Borrowings and Debentures - Debentures (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Debentures	₩ 7,466,852		₩ 7,086,187
Less current installments of bonds	(894,641)		(1,489,617)
Debentures, excluding current installments, net	₩ 6,572,211		5,596,570
Unsecured corporate bonds with 2.57% interest due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	2.57%	2.57%
Debentures	₩ 110,000
Unsecured corporate bonds with 2.81% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	2.81%	2.81%
Debentures	₩ 100,000
Unsecured corporate bonds with 3 % interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	3.00%	3.00%
Debentures	₩ 200,000
Unsecured corporate bonds with 3.2% interest due 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2038
Annual interest rate (%)	3.02%	3.02%
Debentures	₩ 90,000
Unsecured corporate bonds with 2.1% interest due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	2.10%	2.10%
Debentures	₩ 100,000
Unsecured corporate bonds with 2.33% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	2.33%	2.33%
Debentures	₩ 150,000
Unsecured corporate bonds with 2.44% interest due 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2038
Annual interest rate (%)	2.44%	2.44%
Debentures	₩ 50,000
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Debentures	₩ 7,494,442		7,107,216
Gross amount [member] | Unsecured private bonds with 5.00% interest due 2016 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	5.00%	5.00%
Debentures			200,000
Gross amount [member] | Unsecured private bonds with 4.22% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	4.22%	4.22%
Debentures	₩ 190,000		190,000
Gross amount [member] | Unsecured private bonds with 3.24% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	3.24%	3.24%
Debentures	₩ 170,000		170,000
Gross amount [member] | Unsecured private bonds with 3.30% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	3.30%	3.30%
Debentures	₩ 140,000		140,000
Gross amount [member] | Unsecured private bonds with 3.45% interest due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2032
Annual interest rate (%)	3.45%	3.45%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured private bonds with 3.03% interest due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	3.03%	3.03%
Debentures	₩ 230,000		230,000
Gross amount [member] | Unsecured private bonds with 3.22% interest due 2033 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2033
Annual interest rate (%)	3.22%	3.22%
Debentures	₩ 130,000		130,000
Gross amount [member] | Unsecured private bonds with 3.30% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	3.30%	3.30%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 3.64% interest due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	3.64%	3.64%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured private bonds with 4.72% interest due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2029
Annual interest rate (%)	4.72%	4.72%
Debentures	₩ 61,813		60,278
Gross amount [member] | Unsecured private bonds with 2.53% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	2.53%	2.53%
Debentures	₩ 160,000		160,000
Gross amount [member] | Unsecured private bonds with 2.66% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	2.66%	2.66%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured private bonds with 2.82% interest due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	2.82%	2.82%
Debentures	₩ 190,000		190,000
Gross amount [member] | Unsecured private bonds with 2.40% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.40%	2.40%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured private bonds with 2.49% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.49%	2.49%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured private bonds with 2.61% interest due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	2.61%	2.61%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 1.89% interest due 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	1.89%	1.89%
Debentures			90,000
Gross amount [member] | Unsecured private bonds with 2.66% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.66%	2.66%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured private bonds with 2.82% interest due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	2.82%	2.82%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured private bonds with 2.07% interest due 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	2.07%	2.07%
Debentures			80,000
Gross amount [member] | Unsecured private bonds with 2.55% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.55%	2.55%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured private bonds with 2.75% interest due 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2035
Annual interest rate (%)	2.75%	2.75%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured private bonds with 1.65% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	1.65%	1.65%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured private bonds with 1.80% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	1.80%	1.80%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured private bonds with 2.08% interest due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	2.08%	2.08%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured private bonds with 2.24% interest due 2036 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2036
Annual interest rate (%)	2.24%	2.24%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured private bonds with 1.62% interest due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	1.62%	1.62%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 1.71% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	1.71%	1.71%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 1.97% interest due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	1.97%	1.97%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured private bonds with 2.17% interest due 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2031
Annual interest rate (%)	2.17%	2.17%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.93% interest due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate (%)	1.93%	1.93%
Debentures	₩ 60,000		60,000
Gross amount [member] | Unsecured corporate bonds with 2.17% interest due 2022.[member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.17%	2.17%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 2.55% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	2.55%	2.55%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.65% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2032
Annual interest rate (%)	2.65%	2.65%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.39% interest due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate (%)	2.39%	2.39%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.63% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.63%	2.63%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured private bonds with 4.28% interest due 2017 [member]
Disclosure of detailed information about borrowings [line items]
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2 point 84 percent interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	2.84%	2.84%
Gross amount [member] | Unsecured corporate bonds with 3.49% interest due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	3.49%	3.49%
Debentures	₩ 210,000		210,000
Gross amount [member] | Unsecured corporate bonds with 2.76% interest due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	2.76%	2.76%
Debentures	₩ 130,000		130,000
Gross amount [member] | Unsecured corporate bonds with 2.23% interest due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	2.23%	2.23%
Debentures			50,000
Gross amount [member] | Unsecured corporate bonds with 2.49% interest due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate (%)	2.49%	2.49%
Debentures	₩ 160,000		160,000
Gross amount [member] | Unsecured corporate bonds with 2.43% interest due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate (%)	2.43%	2.43%
Debentures	₩ 140,000		140,000
Gross amount [member] | Unsecured corporate bonds with 2.18% interest due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate (%)	2.18%	2.18%
Debentures	₩ 130,000		130,000
Gross amount [member] | Unsecured corporate bonds with 1.58% interest due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	1.58%	1.58%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.77% interest due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	1.77%	1.77%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 2.26% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.26%	2.26%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured corporate bonds with 2.34% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.34%	2.34%
Debentures	₩ 30,000		30,000
Gross amount [member] | Unsecured corporate bonds with 2.70% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.70%	2.70%
Debentures	₩ 140,000		140,000
Gross amount [member] | Unsecured corporate bonds with 2.59% interest due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	2.59%	2.59%
Debentures	₩ 70,000
Gross amount [member] | Unsecured corporate bonds with 2.93% interest due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	2.93%	2.93%
Debentures	₩ 80,000
Gross amount [member] | Corporate bonds with 1 % interest due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2019
Annual interest rate (%)	1.00%	1.00%
Debentures	₩ 5,479		5,558
Gross amount [member] | Unsecured global bonds with 6.63% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	6.63%	6.63%
Debentures	₩ 447,240	$ 400,000	428,560	$ 400,000
Gross amount [member] | Unsecured global bonds with 2.13% interest due 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Debentures			749,980	700,000
Gross amount [member] | Unsecured global bonds with 3.75% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	3.75%	3.75%
Debentures	₩ 559,050	$ 500,000
Gross amount [member] | Unsecured global bonds with 3.88% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	3.88%	3.88%
Debentures	₩ 335,430	$ 300,000
Gross amount [member] | Unsecured global bonds with 2.88% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	2.88%	2.88%
Debentures			321,420	300,000
Gross amount [member] | Floating rate notes with 3M LIBOR + 0.88% interest due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2020
Annual interest rate description	3M LIBOR
Annual interest rate adjustment (%)	0.88%	0.88%
Debentures	₩ 335,430	$ 300,000	321,420	$ 300,000
Gross amount [member] | Unsecured global bonds with 2.13% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2018
Annual interest rate (%)	2.13%	2.13%
Discounts on bonds [member]
Disclosure of detailed information about borrowings [line items]
Debentures	₩ (27,590)		₩ (21,029)